FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Abstract]
Assets	$ 3,744	$ 21,937
Liabilities	$ 17,074	$ 38,314